INVESTMENTS IN DIRECT FINANCING AND SALES-TYPE LEASES	12 Months Ended
Dec. 31, 2011
INVESTMENTS IN DIRECT FINANCING AND SALES-TYPE LEASES [Abstract]
INVESTMENTS IN DIRECT FINANCING AND SALES-TYPE LEASES
14.	INVESTMENTS IN DIRECT FINANCING AND SALES-TYPE LEASES

Most of the Company's double-hull VLCCs, Suezmaxes and OBOs are chartered to Frontline Shipping Limited ("Frontline Shipping") and Frontline Shipping II Limited ("Frontline Shipping II") on long-term, fixed rate time charters which extend for various periods depending on the age of the vessels, ranging from approximately three to 15 years. Frontline Shipping and Frontline Shipping II are subsidiaries of Frontline, a related party, and the terms of the charters do not provide them with an option to terminate the charter before the end of its term.

Two of the Company's offshore supply vessels are chartered on long-term bareboat charters to DESS Cyprus Limited, a wholly owned subsidiary of Deep Sea Supply Plc. ("Deep Sea"), a related party. The terms of the charters provide the charterer with various call options to acquire the vessels at certain dates throughout the charters, which expire in 2020.

As of December 31, 2011, 30 of the Company's assets were accounted for as direct financing leases, all of which are leased to related parties. In addition, two of the Company's Suezmax tankers leased to non-related parties, Glorycrown and Everbright, were accounted for as sales-type leases.

The following lists the components of the investments in direct financing and sales-type leases as at December 31, 2011, of which Glorycrown and Everbright accounted for $99.2 million:

(in thousands of $)	2011	2010
Total minimum lease payments to be received	2,181,586	2,779,907
Less: amounts representing estimated executory costs including profit thereon, included in total minimum lease payments	(629,397)	(726,751)
Net minimum lease payments receivable	1,552,189	2,053,156
Estimated residual values of leased property (un-guaranteed)	352,328	370,379
Less: unearned income	(503,921)	(770,417)
	1,400,596	1,653,118
Less: deferred deemed equity contribution	(164,471)	(180,890)
Less: unamortized gains	(16,065)	(16,947)
Total investment in direct financing and sales-type leases	1,220,060	1,455,281

Current portion	60,160	103,976
Long-term portion	1,159,900	1,351,305
	1,220,060	1,455,281

The minimum future gross revenues to be received under the Company's non-cancellable direct financing and sales-type leases as of December 31, 2011, are as follows:

(in thousands of $) Year ending December 31
2012	191,833
2013	187,952
2014	186,533
2015	215,338
2016	250,816
Thereafter	1,149,114
Total minimum lease revenues	2,181,586

On December 30, 2011, amendments were made to the charter agreements with Frontline Shipping and Frontline Shipping II, which relate to 28 vessels accounted for as direct financing leases. The amendments, which are presented in more detail in Note 21 "Related party transactions", resulted in a reduction in minimum lease payments to be received from January 1, 2012, onwards and this reduction is reflected in the above position as at December 31, 2011. Under the provisions of ASC Topic 840 "Leases", the modifications to the lease agreements do not constitute new leases.